Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000161548 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	3.30%
C000161548 | FR_BP6KMJ909
Holdings [Line Items]
Percent of Total Investments	1.80%
C000161548 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	1.60%
C000161548 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	1.30%
C000161548 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	1.20%
C000161548 | FR_484628904
Holdings [Line Items]
Percent of Total Investments	1.20%
C000161548 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	1.10%
C000161548 | FR_690064001
Holdings [Line Items]
Percent of Total Investments	1.10%
C000161548 | FR_711038901
Holdings [Line Items]
Percent of Total Investments	1.10%
C000161548 | FR_710306903
Holdings [Line Items]
Percent of Total Investments	1.00%
C000161548 | South Korea
Holdings [Line Items]
Percent of Total Investments	3.30%
C000161548 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.40%
C000161548 | Australia
Holdings [Line Items]
Percent of Total Investments	5.60%
C000161548 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.70%
C000161548 | Germany
Holdings [Line Items]
Percent of Total Investments	7.00%
C000161548 | France
Holdings [Line Items]
Percent of Total Investments	8.80%
C000161548 | Switzerland
Holdings [Line Items]
Percent of Total Investments	9.10%
C000161548 | Canada
Holdings [Line Items]
Percent of Total Investments	9.80%
C000161548 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	11.60%
C000161548 | Japan
Holdings [Line Items]
Percent of Total Investments	16.80%
C000161551 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	3.30%
C000161551 | FR_BP6KMJ909
Holdings [Line Items]
Percent of Total Investments	1.80%
C000161551 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	1.60%
C000161551 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	1.30%
C000161551 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	1.20%
C000161551 | FR_484628904
Holdings [Line Items]
Percent of Total Investments	1.20%
C000161551 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	1.10%
C000161551 | FR_690064001
Holdings [Line Items]
Percent of Total Investments	1.10%
C000161551 | FR_711038901
Holdings [Line Items]
Percent of Total Investments	1.10%
C000161551 | FR_710306903
Holdings [Line Items]
Percent of Total Investments	1.00%
C000161551 | South Korea
Holdings [Line Items]
Percent of Total Investments	3.30%
C000161551 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.40%
C000161551 | Australia
Holdings [Line Items]
Percent of Total Investments	5.60%
C000161551 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.70%
C000161551 | Germany
Holdings [Line Items]
Percent of Total Investments	7.00%
C000161551 | France
Holdings [Line Items]
Percent of Total Investments	8.80%
C000161551 | Switzerland
Holdings [Line Items]
Percent of Total Investments	9.10%
C000161551 | Canada
Holdings [Line Items]
Percent of Total Investments	9.80%
C000161551 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	11.60%
C000161551 | Japan
Holdings [Line Items]
Percent of Total Investments	16.80%
C000211122 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	3.30%
C000211122 | FR_BP6KMJ909
Holdings [Line Items]
Percent of Total Investments	1.80%
C000211122 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	1.60%
C000211122 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	1.30%
C000211122 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	1.20%
C000211122 | FR_484628904
Holdings [Line Items]
Percent of Total Investments	1.20%
C000211122 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	1.10%
C000211122 | FR_690064001
Holdings [Line Items]
Percent of Total Investments	1.10%
C000211122 | FR_711038901
Holdings [Line Items]
Percent of Total Investments	1.10%
C000211122 | FR_710306903
Holdings [Line Items]
Percent of Total Investments	1.00%
C000211122 | South Korea
Holdings [Line Items]
Percent of Total Investments	3.30%
C000211122 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.40%
C000211122 | Australia
Holdings [Line Items]
Percent of Total Investments	5.60%
C000211122 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.70%
C000211122 | Germany
Holdings [Line Items]
Percent of Total Investments	7.00%
C000211122 | France
Holdings [Line Items]
Percent of Total Investments	8.80%
C000211122 | Switzerland
Holdings [Line Items]
Percent of Total Investments	9.10%
C000211122 | Canada
Holdings [Line Items]
Percent of Total Investments	9.80%
C000211122 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	11.60%
C000211122 | Japan
Holdings [Line Items]
Percent of Total Investments	16.80%
C000014080 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	6.80%
C000014080 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	6.10%
C000014080 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	5.50%
C000014080 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	3.60%
C000014080 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014080 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	1.60%
C000014080 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	1.60%
C000014080 | FR_88160R101
Holdings [Line Items]
Percent of Total Investments	1.50%
C000014080 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	1.30%
C000014080 | FR_91324P102
Holdings [Line Items]
Percent of Total Investments	1.20%
C000014080 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014080 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000014080 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014080 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014080 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000014080 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014080 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000014080 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000014080 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000014080 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000014080 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000014080 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000014082 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	6.80%
C000014082 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	6.10%
C000014082 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	5.50%
C000014082 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	3.60%
C000014082 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014082 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	1.60%
C000014082 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	1.60%
C000014082 | FR_88160R101
Holdings [Line Items]
Percent of Total Investments	1.50%
C000014082 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	1.30%
C000014082 | FR_91324P102
Holdings [Line Items]
Percent of Total Investments	1.20%
C000014082 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014082 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000014082 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014082 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014082 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000014082 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014082 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000014082 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000014082 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000014082 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000014082 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000014082 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000014083 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	6.80%
C000014083 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	6.10%
C000014083 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	5.50%
C000014083 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	3.60%
C000014083 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014083 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	1.60%
C000014083 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	1.60%
C000014083 | FR_88160R101
Holdings [Line Items]
Percent of Total Investments	1.50%
C000014083 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	1.30%
C000014083 | FR_91324P102
Holdings [Line Items]
Percent of Total Investments	1.20%
C000014083 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014083 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000014083 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014083 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014083 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000014083 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014083 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000014083 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000014083 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000014083 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000014083 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000014083 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000195939 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	6.80%
C000195939 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	6.10%
C000195939 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	5.50%
C000195939 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	3.60%
C000195939 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.40%
C000195939 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	1.60%
C000195939 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	1.60%
C000195939 | FR_88160R101
Holdings [Line Items]
Percent of Total Investments	1.50%
C000195939 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	1.30%
C000195939 | FR_91324P102
Holdings [Line Items]
Percent of Total Investments	1.20%
C000195939 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000195939 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000195939 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195939 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000195939 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000195939 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000195939 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000195939 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000195939 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000195939 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000195939 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000195939 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000154981 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	9.10%
C000154981 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	8.20%
C000154981 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	7.40%
C000154981 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	4.90%
C000154981 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	4.60%
C000154981 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.30%
C000154981 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	2.20%
C000154981 | FR_88160R101
Holdings [Line Items]
Percent of Total Investments	2.20%
C000154981 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	1.40%
C000154981 | FR_57636Q104
Holdings [Line Items]
Percent of Total Investments	1.30%
C000154981 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000154981 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000154981 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000154981 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000154981 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000154981 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000154981 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000154981 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000154981 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000154981 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000154981 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000154981 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000154983 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	9.10%
C000154983 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	8.20%
C000154983 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	7.40%
C000154983 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	4.90%
C000154983 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	4.60%
C000154983 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.30%
C000154983 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	2.20%
C000154983 | FR_88160R101
Holdings [Line Items]
Percent of Total Investments	2.20%
C000154983 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	1.40%
C000154983 | FR_57636Q104
Holdings [Line Items]
Percent of Total Investments	1.30%
C000154983 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000154983 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000154983 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000154983 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000154983 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000154983 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000154983 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000154983 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000154983 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000154983 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000154983 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000154983 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000235281 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	9.10%
C000235281 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	8.20%
C000235281 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	7.40%
C000235281 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	4.90%
C000235281 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	4.60%
C000235281 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.30%
C000235281 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	2.20%
C000235281 | FR_88160R101
Holdings [Line Items]
Percent of Total Investments	2.20%
C000235281 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	1.40%
C000235281 | FR_57636Q104
Holdings [Line Items]
Percent of Total Investments	1.30%
C000235281 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000235281 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000235281 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000235281 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000235281 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000235281 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000235281 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000235281 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000235281 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000235281 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000235281 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000235281 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000154985 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	3.70%
C000154985 | FR_931142103
Holdings [Line Items]
Percent of Total Investments	2.00%
C000154985 | FR_060505104
Holdings [Line Items]
Percent of Total Investments	1.70%
C000154985 | FR_459200101
Holdings [Line Items]
Percent of Total Investments	1.40%
C000154985 | FR_949746101
Holdings [Line Items]
Percent of Total Investments	1.30%
C000154985 | FR_92343V104
Holdings [Line Items]
Percent of Total Investments	1.30%
C000154985 | FR_17275R102
Holdings [Line Items]
Percent of Total Investments	1.20%
C000154985 | FR_742718109
Holdings [Line Items]
Percent of Total Investments	1.20%
C000154985 | FR_717081103
Holdings [Line Items]
Percent of Total Investments	1.10%
C000154985 | FR_20030N101
Holdings [Line Items]
Percent of Total Investments	1.10%
C000154985 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000154985 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000154985 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000154985 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000154985 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000154985 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000154985 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000154985 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000154985 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000154985 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000154985 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000154985 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000154987 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	3.70%
C000154987 | FR_931142103
Holdings [Line Items]
Percent of Total Investments	2.00%
C000154987 | FR_060505104
Holdings [Line Items]
Percent of Total Investments	1.70%
C000154987 | FR_459200101
Holdings [Line Items]
Percent of Total Investments	1.40%
C000154987 | FR_949746101
Holdings [Line Items]
Percent of Total Investments	1.30%
C000154987 | FR_92343V104
Holdings [Line Items]
Percent of Total Investments	1.30%
C000154987 | FR_17275R102
Holdings [Line Items]
Percent of Total Investments	1.20%
C000154987 | FR_742718109
Holdings [Line Items]
Percent of Total Investments	1.20%
C000154987 | FR_717081103
Holdings [Line Items]
Percent of Total Investments	1.10%
C000154987 | FR_20030N101
Holdings [Line Items]
Percent of Total Investments	1.10%
C000154987 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000154987 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000154987 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000154987 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000154987 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000154987 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000154987 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000154987 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000154987 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000154987 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000154987 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000154987 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000235282 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	3.70%
C000235282 | FR_931142103
Holdings [Line Items]
Percent of Total Investments	2.00%
C000235282 | FR_060505104
Holdings [Line Items]
Percent of Total Investments	1.70%
C000235282 | FR_459200101
Holdings [Line Items]
Percent of Total Investments	1.40%
C000235282 | FR_949746101
Holdings [Line Items]
Percent of Total Investments	1.30%
C000235282 | FR_92343V104
Holdings [Line Items]
Percent of Total Investments	1.30%
C000235282 | FR_17275R102
Holdings [Line Items]
Percent of Total Investments	1.20%
C000235282 | FR_742718109
Holdings [Line Items]
Percent of Total Investments	1.20%
C000235282 | FR_717081103
Holdings [Line Items]
Percent of Total Investments	1.10%
C000235282 | FR_20030N101
Holdings [Line Items]
Percent of Total Investments	1.10%
C000235282 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000235282 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000235282 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000235282 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000235282 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000235282 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000235282 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000235282 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000235282 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000235282 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000235282 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000235282 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000161544 | FR_052769106
Holdings [Line Items]
Percent of Total Investments	0.60%
C000161544 | FR_911363109
Holdings [Line Items]
Percent of Total Investments	0.50%
C000161544 | FR_064058100
Holdings [Line Items]
Percent of Total Investments	0.50%
C000161544 | FR_22822V101
Holdings [Line Items]
Percent of Total Investments	0.50%
C000161544 | FR_88339J105
Holdings [Line Items]
Percent of Total Investments	0.50%
C000161544 | FR_34959E109
Holdings [Line Items]
Percent of Total Investments	0.50%
C000161544 | FR_020002101
Holdings [Line Items]
Percent of Total Investments	0.50%
C000161544 | FR_25746U109
Holdings [Line Items]
Percent of Total Investments	0.50%
C000161544 | FR_303250104
Holdings [Line Items]
Percent of Total Investments	0.50%
C000161544 | FR_526057104
Holdings [Line Items]
Percent of Total Investments	0.50%
C000161544 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000161544 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161544 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000161544 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000161544 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000161544 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000161544 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000161544 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000161544 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000161544 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000161544 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000161544 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000161547 | FR_052769106
Holdings [Line Items]
Percent of Total Investments	0.60%
C000161547 | FR_911363109
Holdings [Line Items]
Percent of Total Investments	0.50%
C000161547 | FR_064058100
Holdings [Line Items]
Percent of Total Investments	0.50%
C000161547 | FR_22822V101
Holdings [Line Items]
Percent of Total Investments	0.50%
C000161547 | FR_88339J105
Holdings [Line Items]
Percent of Total Investments	0.50%
C000161547 | FR_34959E109
Holdings [Line Items]
Percent of Total Investments	0.50%
C000161547 | FR_020002101
Holdings [Line Items]
Percent of Total Investments	0.50%
C000161547 | FR_25746U109
Holdings [Line Items]
Percent of Total Investments	0.50%
C000161547 | FR_303250104
Holdings [Line Items]
Percent of Total Investments	0.50%
C000161547 | FR_526057104
Holdings [Line Items]
Percent of Total Investments	0.50%
C000161547 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000161547 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161547 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000161547 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000161547 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000161547 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000161547 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000161547 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000161547 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000161547 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000161547 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000161547 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000235283 | FR_052769106
Holdings [Line Items]
Percent of Total Investments	0.60%
C000235283 | FR_911363109
Holdings [Line Items]
Percent of Total Investments	0.50%
C000235283 | FR_064058100
Holdings [Line Items]
Percent of Total Investments	0.50%
C000235283 | FR_22822V101
Holdings [Line Items]
Percent of Total Investments	0.50%
C000235283 | FR_88339J105
Holdings [Line Items]
Percent of Total Investments	0.50%
C000235283 | FR_34959E109
Holdings [Line Items]
Percent of Total Investments	0.50%
C000235283 | FR_020002101
Holdings [Line Items]
Percent of Total Investments	0.50%
C000235283 | FR_25746U109
Holdings [Line Items]
Percent of Total Investments	0.50%
C000235283 | FR_303250104
Holdings [Line Items]
Percent of Total Investments	0.50%
C000235283 | FR_526057104
Holdings [Line Items]
Percent of Total Investments	0.50%
C000235283 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000235283 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000235283 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000235283 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000235283 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000235283 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000235283 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000235283 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000235283 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000235283 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000235283 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000235283 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.30%